EMPLOYEE BENEFITS	12 Months Ended
Dec. 31, 2011
EMPLOYEE BENEFITS
EMPLOYEE BENEFITS

15. EMPLOYEE BENEFITS

In accordance with the relevant rules and regulations in the PRC, employees of the Company are covered by retirement benefit plans established by the local government. These plans are defined contribution plans and Zhejiang Yuhui, Sichuan ReneSola and JC Solar have contributed 14%, 20% and 20% separately of the basic salaries of its employees to such plans. In addition, Zhejiang Yuhui, Sichuan ReneSola and JC Solar are required by PRC law to contribute approximately 17.3%, 19.1% and 21.5% separately of the basic salaries of its employees for medical insurance benefits, housing funds, unemployment and other statutory benefits. Other than the contribution, there is no further obligation for payments to employees under these plans.

The total contribution was $2,364,683, $3,672,565 and $7,803,659, for the years ended December 31, 2009, 2010 and 2011, respectively.